Consolidated Statements of Financial Position	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)
Current assets:
Cash and cash equivalents (note 24)	$ 24,287,107	$ 15,802,363
Restricted short-term investment (note 24)	2,350,000
Trade and other receivables (note 5)	5,590,847	13,559,469
Tax credits receivable (note 18)	49,597	139,932
Prepaid expenses	372,944	684,261
Inventories (note 6)	5,261,329	13,242,735
Other financial asset (note 21 (a)(iii))	19,090
Total current assets	37,930,914	43,428,760
Restricted short-term investments (note 24)	60,000	2,745,000
Property, plant and equipment (note 7)	41,880,847	45,864,367
Intangible assets (note 8)	5,236,363	11,947,693
Goodwill (note 8)	6,750,626	6,750,626
Tax credits recoverable (note 18)	152,464	152,464
Deferred tax assets (note 18)		265,461
Other assets (notes 13 and 21 (a)(i))	6,585,740	65,745
Total assets	98,596,954	111,220,116
Current liabilities:
Trade and other payables (note 9)	6,747,889	9,993,019
Loans and borrowings (note 10)	4,661,356	7,192,315
Deferred revenues	109,954	549,675
Total current liabilities	11,519,199	17,735,009
Deferred lease inducements	267,101	326,456
Long-term payable (note 11)	249,714	795,072
Deferred tax liabilities (note 18)	27,170
Loans and borrowings (note 10)		15,739,229
Unsecured convertible debentures		1,406,365
Other financial liabilities (note 21 (a)(ii) and (iii))		417,747
Total liabilities	12,063,184	36,419,878
Equity:
Share capital (note 12)	128,483,507	127,201,343
Warrants (note 12 (e))	648,820	648,820
Contributed surplus	36,355,549	33,335,136
Accumulated other comprehensive income (loss)	525,559	(427,350)
Deficit	(79,479,665)	(97,010,523)
Total equity attributable to equity holders of the Corporation	86,533,770	63,747,426
Non-controlling interest (note 13)		7,435,948
Subsidiary warrants, options and other equity (note 13)		3,616,864
Total equity attributable to non-controlling interest		11,052,812
Total equity	86,533,770	74,800,238
Commitments and contingencies (note 23)
Total liabilities and equity	$ 98,596,954	$ 111,220,116